Equity-Accounted Investees - Summary of Equity-Accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	$ 538.6	$ 72.5
Total equity accounted investees	10.0	12.4
Total equity accounted investees	548.6	84.9
Share of results of equity investees, net of taxation	(32.6)	(2.9)	$ (2.6)
Discontinued operations
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	18.9	(13.0)	29.4
Aggregate continuing and discontinued operations
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	(51.5)	10.1	(32.0)
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	0.0	0.0
Share of results of equity investees, net of taxation	(1.3)	(1.0)	(1.6)
Asanko Gold
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	53.6	72.5
Asanko Gold | Non-current assets held for sale
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	0.0
Asanko Gold | Earnings
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	28.0	13.0	23.4
Asanko Gold | Impairment
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	(46.9)	0.0	(52.8)
Windfall Project
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	538.6	0.0
Windfall Project | Impairment
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation	(28.4)	0.0	0.0
Other associates
Disclosure of equity-accounted investees [line items]
Total equity accounted investees	10.0	12.4
Share of results of equity investees, net of taxation	$ (2.9)	$ (1.9)	$ (1.0)